FINANCIAL RISK MANAGEMENT - Disclosure of fair value measurement of assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	$ 3,724	$ 6,184
Derivative asset fuel call options	0	261
Performance payments payable	25,850
Financial assets designated at fair value	29,574	6,445
Financial assets at fair value through profit or loss, category [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	0	0
Derivative asset fuel call options	0	0
Performance payments payable	0
Financial assets designated at fair value	0	0
Financial assets at fair value through profit or loss, category [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	3,724	6,184
Derivative asset fuel call options	0	261
Performance payments payable	0
Financial assets designated at fair value	3,724	6,445
Financial assets at fair value through profit or loss, category [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset copper put and call options	0	0
Derivative asset fuel call options	0	0
Performance payments payable	25,850
Financial assets designated at fair value	25,850	0
Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	1,333	2,568
Investment in private companies	1,200	1,200
Reclamation deposits	6,696	434
Financial assets designated at fair value	9,229	4,202
Financial assets at fair value through other comprehensive income, category [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	1,333	2,568
Investment in private companies	0	0
Reclamation deposits	6,696	434
Financial assets designated at fair value	8,029	3,002
Financial assets at fair value through other comprehensive income, category [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	0	0
Reclamation deposits	0	0
Financial assets designated at fair value	0	0
Financial assets at fair value through other comprehensive income, category [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	0	0
Investment in private companies	1,200	1,200
Reclamation deposits	0	0
Financial assets designated at fair value	$ 1,200	$ 1,200